EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2019
EXPENSES BY NATURE
EXPENSES BY NATURE

NOTE 31 — EXPENSES BY NATURE

The Company opted to present its Consolidated Income Statement by function. As required by IAS 1, the expenses classified by nature is as follows:

	2019	2018	2017
Depreciation and amortization	(2,074,295)	(1,891,814)	(2,092,551)
Labor expenses	(5,175,373)	(5,724,352)	(5,514,721)
Raw material and consumption material	(25,890,618)	(29,623,418)	(23,423,950)
Freight	(2,300,439)	(2,770,516)	(2,281,773)
Impairment of non-financial assets	—	—	(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries	—	(414,507)	(721,682)
Reversal of provision for tax liabilities, net	—	—	929,711
Other expenses/income, net	(1,002,301)	(1,697,786)	(1,563,177)
	(36,443,026)	(42,122,393)	(35,782,950)

Classified as:
Cost of sales	(35,440,726)	(40,010,100)	(33,312,995)
Selling expenses	(476,339)	(570,431)	(524,965)
General and administrative expenses	(954,117)	(1,082,449)	(1,129,943)
Other operating income	636,847	235,421	260,618
Other operating expenses	(187,647)	(270,413)	(168,887)
Impairment of financial assets	(21,044)	(9,914)	—
Impairment of non-financial assets	—	—	(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries	—	(414,507)	(721,682)
Reversal of provision for tax liabilities, net	—	—	929,711
	(36,443,026)	(42,122,393)	(35,782,950)